As Filed with the
Commission on February 13, 2012
Registration No. 002-80805
SEC File No. 811-3615

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

Pre-Effective Amendment No.
          Post-Effective Amendment No. 46   [X]

                               and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

        Amendment No. 50

MADISON MOSAIC EQUITY TRUST
550 Science Drive
Madison, WI 53711
(800) 767-0300
(Registrant's Exact Name, Address and Telephone Number)

Pamela M. Krill
General Counsel and Chief Legal Officer
Madison Asset Management, LLC
550 Science Drive
Madison, WI 53711
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: It is proposed that this filing will become effective:

[   ]  immediately upon filing pursuant to paragraph (b)
[X]  on March 1, 2012 pursuant to paragraph (b)
[   ]  60 days after filing pursuant to paragraph (a)(1)
[   ]  on (date) pursuant to paragraph (a)(1)
[   ]  75 days after filing pursuant to paragraph (a)(2)
[   ]  on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box: [X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE:  Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No. 46 is to designate a new effective date for the Post-Effective Amendment No. 45, which was filed on December 16, 2011 to be effective February 15, 2012.   (Accession No. 0001209286-11-000935).  Parts A, B and C of Post-Effective Amendment No. 45 are unchanged and hereby incorporated by reference.  A final version of Parts A and B, as used, will be filed pursuant to Rule 497 after the effective date or, alternatively, an updated filing under Rule 485(b) will be filed on or before the effective date containing Parts A, B and C.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Madison, State of Wisconsin, on the 13th day of February 2012.

Madison Mosaic Equity Trust

By:           /s/ Katherine L. Frank
Katherine L. Frank
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date(s) indicated.
Name	Title	Date
/s/Katherine L. Frank	President (Principal Executive Officer)	February 13, 2012
Katherine L. Frank

/s/Greg D. Hoppe	Treasurer (Principal Financial Officer)	February 13, 2012
Greg D. Hoppe

*	Trustee	February 13, 2012
Lorence D. Wheeler

*	Trustee	February 13, 2012
James R. Imhoff, Jr.

*	Trustee	February 13, 2012
Philip E. Blake

*	Trustee	February 13, 2012
Frank E. Burgess

*By: /s/ Pamela M. Krill
*Pursuant to Power of Attorney filed with Post Effective Amendment No. 39 to the registrant's Form N-1A Registration Statement filed on March 1, 2010